Significant Accounting Policies - Summary of Details of the Company's subsidiary (Detail)	6 Months Ended
Jun. 30, 2019
Disclosure of subsidiaries [abstract]
Date of Incorporation	Apr. 30, 2014
Percent of Ownership Interest	100.00%
Accounting Method	Fully consolidated